Vessels, net, Advances for Vessels under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessels, net [Abstract]
Beginning balance	$ 0
Additions	18,292
Capitalized Newbuilding vessel monitoring fees	432
Advances paid	11,932
Capitalized expenses	494
Capitalized Imputed interest	376
Foreign currency translation differences	(165)
Ending balance	$ 31,361